CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Net income for the year	R$ 4,599,062	R$ 7,536,983	R$ 11,479,552
Items that may be reclassified subsequently to profit or loss
Other comprehensive income from associates and joint ventures	130,946	176,214	(205,592)
Cumulative translation adjustment	7,871,003	(2,405,155)	(1,335,109)
Recycling of cumulative translation adjustment to net income	(407,560)		13,239
Unrealized Gains (Losses) on net investment hedge	(558,529)	247,924	488,146
Cash flow hedges
Unrealized Gains (Losses) on Financial Instruments, net of tax	(783)	783	(607)
Total items that may be reclassified subsequently to profit or loss	7,035,077	(1,980,234)	(1,039,923)
Items that will not be reclassified subsequently to profit or loss
Remeasurement of defined benefit pension plan, net of tax	38,755	96,570	245,853
Total items that will not be reclassified subsequently to profit or loss	38,755	96,570	245,853
Other comprehensive (loss) income, net of tax	7,073,832	(1,883,664)	(794,070)
Total comprehensive income for the year, net of tax	11,672,894	5,653,319	10,685,482
Total comprehensive income attributable to:
Owners of the parent	11,596,391	5,625,696	10,634,205
Non-controlling interests	76,503	27,623	51,277
Total comprehensive income for the year, net of tax	R$ 11,672,894	R$ 5,653,319	R$ 10,685,482